Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

Legal Proceedings

On April 17, 2008, the Company received a grand jury subpoena and search warrant from the United States District Court for the Middle District of Florida seeking information regarding an investigation by the Antitrust Division of the Department of Justice (“DOJ”) into possible antitrust violations in the domestic ocean shipping business. On February 23, 2011, the Company entered into a plea agreement with the DOJ and on March 22, 2011, the Court entered judgment accepting the Company’s plea agreement and imposed a fine of $45.0 million payable over five years without interest. The Company recorded a charge of $30.0 million during the year ended December 26, 2010, which represented the present value of the $45.0 million fine in installment payments. On April 28, 2011, the Court reduced the fine from $45.0 million to $15.0 million payable over five years without interest. As a result, during the six months ended June 26, 2011, the Company recorded a reversal of $19.2 million of the charge originally recorded during December 26, 2010.

Subsequent to the commencement of the DOJ investigation, thirty-two class action lawsuits on behalf of direct purchasers of ocean shipping services in the Puerto Rico tradelane were consolidated into a single multidistrict litigation (“MDL”) proceeding in the District of Puerto Rico. On June 11, 2009, the Company entered into a settlement agreement with the named plaintiff class representatives in the Puerto Rico MDL. Under the settlement agreement, the Company paid $20.0 million and agreed to provide a base-rate freeze to class members who elect such freeze in lieu of a cash payment.

One class action lawsuit relating to ocean shipping services in the Alaska tradelane is pending in the District of Alaska. The Company and the class plaintiffs have agreed to stay the Alaska litigation, and the Company intends to vigorously defend against the purported class action lawsuit in Alaska.

The Company received an administrative subpoena from the Department of Defense (“DOD”) for documents relating to an investigation involving fuel surcharges that freight forwarders may have improperly charged to the DOD. The Company is cooperating with the government with respect to this matter.

In the ordinary course of business, from time to time, the Company becomes involved in various legal proceedings. These relate primarily to claims for loss or damage to cargo, employees’ personal injury claims, and claims for loss or damage to the person or property of third parties. The Company generally maintains insurance, subject to customary deductibles or self-retention amounts, and/or reserves to cover these types of claims. The Company also, from time to time, becomes involved in routine employment-related disputes and disputes with parties with which it has contractual relations.

SFL Agreements

In April 2006, the Company completed a series of agreements with SFL to charter five new non-Jones Act qualified container vessels. On April 5, 2012, the Company entered into a Global Termination Agreement with SFL which enabled the Company to terminate early the bareboat charters of the five foreign-built, U.S.-flag vessels that formerly operated in the FSX service.

Pursuant to the Global Termination Agreement, in consideration for the early termination of the vessel leases, and related agreements and the mutual release of all claims thereunder, the Company agreed to: (i) issue to SFL $40.0 million in aggregate principal amount of Second Lien Notes; (ii) issue to SFL the number of warrants to purchase 9,250,000 shares of the Company’s common stock at a conversion price of $0.01 per common share; (iii) transfer to SFL certain property on board the vessels (such as bunker fuel, spare parts and equipment, and consumable stores) at the time of redelivery to SFL without any additional payment; (iv) reimburse reasonable costs incurred by SFL to (a) return the vessels from their current laid up status to operating status, which reimbursement shall not exceed $0.6 million, (b) reposition the vessels from the Philippines to either Hong Kong or Singapore, which reimbursement shall not exceed $0.1 million, (c) remove the Company’s stack insignia and name from the vessels, which reimbursement shall not exceed $0.1 million, and (d) complete the reflagging of the vessels to the Marshall Islands registry, which approximated $0.1 million; and (v) reimburse SFL for their reasonable costs and expenses incurred in connection with the transaction, which we estimate represents an aggregate reimbursement obligation to the SFL Parties of $0.6 million. The Company paid a total of $0.7 million during the first half of 2012 and expects to pay up to $0.8 million during the second half of 2012.

In connection with the Global Termination Agreement, the Company adjusted the restructuring charge related to its vessel lease obligations originally recorded during the 4th quarter of 2011. Based on (i) the issuance to SFL of $40.0 million in aggregate principal amount of Second Lien Senior Secured Notes due 2016, (ii) the 9,250,000 warrants issued to SFL multiplied by the closing price of the Company’s stock on April 9, 2012, which served as the effective date of the agreement, (iii) fees associated with the vessel lease termination, (iv) reimbursement obligations to the SFL Parties, and (v) the net present value of the vessel lease liability as of April 9, 2012, the Company recorded an additional restructuring charge of $14.1 million during the second quarter of 2012, which has been recorded as part of discontinued operations.

Standby Letters of Credit

The Company has standby letters of credit, primarily related to its property and casualty insurance programs. On June 24, 2012 and December 25, 2011, these letters of credit totaled $18.9 million and $19.6 million, respectively.

16.	Commitments and Contingencies

Legal Proceedings

Antitrust Matters

On April 17, 2008, the Company received a grand jury subpoena and search warrant from the United States District Court for the Middle District of Florida seeking information regarding an investigation by the Antitrust Division of the Department of Justice (“DOJ”) into possible antitrust violations in the domestic ocean shipping business. On February 23, 2011, the Company entered into a plea agreement with the DOJ and on March 22, 2011, the Court entered judgment accepting the Company’s plea agreement and imposed a fine of $45.0 million payable over five years without interest. The Company recorded a charge of $30.0 million during the year ended December 26, 2010, which represented the present value of the $45.0 million in installment payments. On April 28, 2011, the Court reduced the fine from $45.0 million to $15.0 million payable over five years without interest. As a result, during the year ended December 25, 2011, the Company recorded a reversal of $19.2 million of the charge originally recorded during December 26, 2010. The first $1.0 million of the fine was paid in April 2011 and the second $1.0 million payment was made in March 2012. The Company must make payments of $2.0 million on or before March 24, 2013, $3.0 million on or before March 24, 2014, $4.0 million on or before March 24, 2015, and $4.0 million on or before March 21, 2016. The plea agreement provides that the Company will not face additional charges relating to the Puerto Rico tradelane. In addition, the plea agreement provides that the Company will not face any additional charges in connection with the Alaska trade, and the DOJ has indicated that the Company is not a target or subject of any Hawaii or Guam aspects of its investigation.

Subsequent to the commencement of the DOJ investigation, thirty-two class action lawsuits on behalf of direct purchasers of ocean shipping services in the Puerto Rico tradelane were consolidated into a single multidistrict litigation (“MDL”) proceeding in the District of Puerto Rico. On June 11, 2009, the Company entered into a settlement agreement with the named plaintiff class representatives in the Puerto Rico MDL. Under the settlement agreement, the Company paid $20.0 million and agreed to provide a base-rate freeze to class members who elect such freeze in lieu of a cash payment.

Some class members elected to opt-out of the settlement. The Company and attorneys representing those shippers who (i) opted out of the Puerto Rico direct purchaser settlement and (ii) indicated an intention to pursue an antitrust claim against the Company relating to the Puerto Rico tradelane, entered into a settlement agreement, dated November 23, 2011. Pursuant to the terms of the settlement agreement, the Company paid $5.8 million and has agreed to make payments of $4.0 million on each of June 30, 2012 and December 24, 2012.

Twenty-five class action lawsuits relating to ocean shipping services in the Hawaii and Guam tradelanes were consolidated into a MDL proceeding in the Western District of Washington. The Company filed a motion to dismiss the claims in the Hawaii and Guam MDL, and the United States District Court for the Western District of Washington dismissed the plaintiffs’ complaint and amended complaint. Subsequently, the Court of Appeals affirmed the Court’s decision to dismiss the amended complaint.

One class action lawsuit relating to the Alaska tradelane is pending in the District of Alaska. The Company and the class plaintiffs have agreed to stay the Alaska litigation, and the Company intends to vigorously defend against the purported class action lawsuit in Alaska.

In addition, on July 9, 2008, a complaint was filed by Caribbean Shipping Services, Inc. in the Circuit Court, 4th Judicial Circuit in and for Duval County, Florida, against the Company and other domestic shipping carriers alleging price-fixing in violation of the Florida Antitrust Act and the Florida Deceptive and Unlawful Trade Practices Act. The complaint sought treble damages, injunctive relief, costs and attorneys’ fees. On October 31, 2011, the plaintiff dismissed its complaint against us.

Environmental Matters

The U.S. Coast Guard and the offices of the U.S. Attorney for the Northern and Central Districts of California investigated the use of one of the Company’s vessel’s oily water separator and related oil record book keeping on that vessel. The Company previously recorded provisions in its Consolidated Statement of Operations of $1.5 million relating to this contingency. On January 27, 2012, the Company entered into an agreement with the U.S. Department of Justice and the Court has entered judgment accepting the Company’s plea agreement. The Company pled guilty to two counts of providing federal authorities with false vessel oil record book keeping entries, and agreed to pay a fine of $1.0 million and donate an additional $0.5 million to the National Fish & Wildlife Foundation for environmental community service programs. The donation of $0.5 million is required to be paid on or before April 13, 2012, and the $1.0 million fine will be paid in $0.5 million installments due on or before January 27, 2013 and January 27, 2014, respectively.

Other Matters

On February 21, 2012, HLPR received a notice of alleged violation from the United States Department of Agriculture (“USDA”) relating to the sale of meat that was transported by the Company and eventually sold to a third party in Puerto Rico in the spring of 2009. The Company is investigating this matter and intends to cooperate fully with the USDA.

The Company received an administrative subpoena from the Department of Defense (“DOD”) for documents relating to an investigation involving fuel surcharges that freight forwarders may have improperly charged to the DOD. The Company is cooperating with the government with respect to this matter.

In the ordinary course of business, from time to time, the Company becomes involved in various legal proceedings. These relate primarily to claims for loss or damage to cargo, employees’ personal injury claims, and claims for loss or damage to the person or property of third parties. The Company generally maintains insurance, subject to customary deductibles or self-retention amounts, and/or reserves to cover these types of claims. The Company also, from time to time, becomes involved in routine employment-related disputes and disputes with parties with which it has contractual relations.

SFL Agreements

In April 2006, the Company completed a series of agreements with Ship Finance International Limited and certain of its subsidiaries (“SFL”) to charter five new non-Jones Act qualified container vessels. As a result of the shutdown of the Guam/FSX service, these vessels are currently not being utilized. On April 5, 2012, the Company entered into a Global Termination Agreement with SFL which enabled us to early terminate the bareboat charters. See Note 18 for additional details.

The bareboat charter for each new vessel was a “hell or high water” charter, and the obligation of the Company to pay charter hire thereunder for the vessel was absolute and unconditional. The aggregate annual charter hire for all of the five new vessels was approximately $32.0 million. Under the charters, the Company was responsible for crewing, insuring, maintaining, and repairing each vessel and for all other operating costs with respect to each vessel. The term of each of the bareboat charters was twelve years from the date of delivery of the related vessel, with a three year renewal option exercisable by the Company. In addition, the Company had the option to purchase all of the vessels following the five, eight, twelve, and, if applicable, fifteen year anniversaries of the date of delivery at pre-agreed purchase prices. If the Company elected to purchase all of the vessels after the five or eight year anniversary date, it would have the right to assume the outstanding debt related to each purchased vessel, and the amount of the debt so assumed would have been credited against the purchase price paid for the vessels. If the Company elected not to purchase the new vessels at the end of the initial twelve-year period and SFL sold the new vessels for less than a specified amount, the Company would have been responsible for paying the amount of such shortfall, which would not have exceeded $3.8 million per new vessel. If the new vessels were to be sold by SFL to an affiliated party for less than a different specified amount, the Company had the right to purchase the new vessels for that different specified amount.

Although the Company was not the primary beneficiary of the variable interest entities created in conjunction with the SFL transactions, the Company had an interest in the variable interest entities. Based on the Company’s analysis of the expected cash flows related to the variable interest entity, the Company believes only a remote likelihood exists that it would have become the primary beneficiary of the variable interest entity and would have been required to consolidate the variable interest entity. Certain contractual obligations and off-balance sheet obligations arising from this transaction included the annual operating lease obligations and the residual guarantee. The Company was accounting for the leases as operating leases. As of December 25, 2011, the residual guarantee was recorded at its fair value of approximately $0.3 million as a liability on the Company’s balance sheet.

Standby Letters of Credit

The Company has standby letters of credit, primarily related to its property and casualty insurance programs. On December 25, 2011 and December 26, 2010, these letters of credit totaled $19.6 million and $11.3 million, respectively.

Labor Relations

Approximately 70% of the Company’s total work force is covered by collective bargaining agreements. Two collective bargaining agreements, covering approximately 10% of the workforce have expired. The employees covered under these agreements are continuing to work under old agreements while we negotiate new agreements. Our collective bargaining agreements are scheduled to expire as follows: five in 2012, one in 2013, one in 2014, one in 2017, and one in 2022. The five agreements scheduled to expire in 2012 represent approximately 30% of the Company’s union work force.